Restructuring Charges	12 Months Ended
Dec. 31, 2010
Restructuring Charges [Abstract]
Restructuring and Related Activities Disclosure [Text Block]
Restructuring Charges

In the third quarter of 2008, we announced a plan to restructure certain contracts and reduce labor costs in our Network Radio business (along with facilities and severance programs in our discontinued operations) (referred to herein as the “2008 Program”) and to implement other cost reductions. Since its inception, the 2008 Program included contract terminations of $6,751 and severance of $5,672.

In the second quarter of 2010, we announced plans to restructure certain areas of the Network Radio segment (the “2010 Program”). The 2010 Program included charges related to the consolidation of certain operations that reduced our workforce levels during 2010. In connection with the 2010 Program, we recorded $172 of severance costs for the year ended December 31, 2010. All costs related to the 2010 Program were incurred by the end of 2010.

The restructuring charges included in the Consolidated Statement of Operations are comprised of the following:

Predecessor Company
	Balance			Balance
	January 1, 2009	Additions	Utilization	April 23, 2009
2008 Program
Severance	$113	$1,057	$(459)	$711
Contract terminations	3,796	—	(360)	3,436
Total	$3,909	$1,057	$(819)	$4,147

Successor Company
	Balance			Balance
	April 24, 2009	Additions	Utilization	December 31, 2009
2008 Program
Severance	$711	$357	$(640)	$428
Contract terminations	3,436	150	(1,836)	1,750
Total	$4,147	$507	$(2,476)	$2,178

	Balance			Balance
	January 1, 2010	Additions	Utilization	December 31, 2010
2008 Program
Severance	$428	$—	$(428)	$—
Contract terminations	1,750	97	(1,847)	—
Total	2,178	97	(2,275)	—
2010 Program
Severance	—	172	(42)	130
Total	—	172	(42)	130
Total Restructuirng	$2,178	$269	$(2,317)	$130

As of December 31, 2010, liabilities related to restructuring charges of $130 are included in accrued expense and other liabilities.